UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.1%

Security	Principal Amount (000’s omitted)	Value
Education — 18.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,517,689
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	220,758
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	369,059
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	832,746
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,440	2,443,831
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,917,904
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	283,847
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,823,710
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	705,348
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	460,505
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	312,468
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	928,090
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	970,122
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,015,682
University of California, 5.25%, 5/15/39	1,250	1,435,437

		$18,237,196

Electric Utilities — 14.4%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$317,701
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,428,426
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,710,150
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,465,489
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,715,010
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,552,458
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	2,076,492
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	775,574
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,470,079

		$14,511,379

Escrowed/Prerefunded — 1.8%
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$1,475	$1,815,533

		$1,815,533

General Obligations — 24.3%
California, 5.50%, 11/1/35	$1,600	$1,875,408
California, 6.00%, 4/1/38	750	893,423
California, (AMT), 5.05%, 12/1/36	475	478,909
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,094,550
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,057,793
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	2,545	2,731,523
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	975,593
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,598,540
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,696,048
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,648,382
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,449,151

		$24,499,320

Security	Principal Amount (000’s omitted)	Value
Hospital — 15.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,132,080
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	213,661
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,021,960
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	715,467
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,020,438
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,295,400
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,113,410
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,285,194
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	592,314
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	637,146
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,903,990
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,862,788
Washington Township Health Care District, 5.25%, 7/1/29	700	701,211

		$15,495,059

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,295,293

		$1,295,293

Insured-Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,498,363

		$1,498,363

Insured-Electric Utilities — 3.0%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$3,060,044

		$3,060,044

Insured-Escrowed/Prerefunded — 3.9%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,887,924

		$3,887,924

Insured-General Obligations — 9.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,306,650
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,621,634
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,208,066
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,234,333

		$9,370,683

Insured-Hospital — 8.9%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,987,203
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	788,130
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,217,800

		$8,993,133

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 8.1%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,271,129
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,901,730

		$8,172,859

Insured-Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$662,995
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	429,215
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	930	1,047,319

		$2,139,529

Insured-Transportation — 12.0%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,513,650
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,175,030
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	740	694,446
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,954,800
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,330,615
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,482,030

		$12,150,571

Insured-Water and Sewer — 3.4%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,212,120
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,230	1,229,963

		$3,442,083

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,028,341

		$1,028,341

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$401,216

		$401,216

Senior Living/Life Care — 2.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$328,649
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	177,371
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	702,058
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	695,748
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	597,338

		$2,501,164

Special Tax Revenue — 14.5%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$862,662
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	293,741
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	469,140
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	194,503
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	487,478
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,592,957

Security	Principal Amount (000’s omitted)	Value
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	$240	$276,864
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	549,979
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	272,095
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	376,935
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	268,061
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,784,240
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	254,103
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	495,699
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	547,114
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	815,292
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,874,064
Temecula Unified School District, 5.00%, 9/1/27	250	256,818
Temecula Unified School District, 5.00%, 9/1/37	400	408,216
Tustin Community Facilities District, 6.00%, 9/1/37	500	522,005
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,001,400

		$14,603,366

Transportation — 11.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,164,020
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,149,880
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,403,380
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,678,845
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,172,141
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,983,726

		$11,551,992

Water and Sewer — 2.7%
California Department of Water Resources, 5.00%, 12/1/29	$740	$847,626
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,899,240

		$2,746,866

Total Tax-Exempt Investments — 160.1% (identified cost $147,955,411)		$161,401,914

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.6)%		$(49,976,199)

Other Assets, Less Liabilities — (10.5)%		$(10,625,120)

Net Assets Applicable to Common Shares — 100.0%		$100,800,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 32.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,076,763.

A summary of open financial instruments at August 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	38 U.S. 10-Year Treasury Note	Short	$(4,760,322)	$(4,779,688)	$(19,366)
12/14	43 U.S. Long Treasury Bond	Short	(5,976,921)	(6,024,031)	(47,110)

					$(66,476)

At August 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $66,476.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,135,653

Gross unrealized appreciation	$14,415,535
Gross unrealized depreciation	(459,274)

Net unrealized appreciation	$13,956,261

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$161,401,914	$—	$161,401,914
Total Investments	$—	$161,401,914	$—	$161,401,914

Liability Description
Futures Contracts	$(66,476)	$—	$—	$(66,476)
Total	$(66,476)	$—	$—	$(66,476)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014